Business combinations (Tables)	12 Months Ended
Dec. 31, 2024
Business Combinations and Acquisitions of Non-Controlling Interests [Abstract]
Schedule of Fair Value of Assets and Liabilities Identified at the Acquisition Moment, and the Goodwill Generated
The following table summarizes the proportional share of the fair value of the contributions made to the joint operation by each of the parties:

Millions of euros
Intangible assets	11
Property, plant and equipment	88
Rights of use	22
Trade receivables	43
Total assets	164
Lease liabilities	2
Account payables	77
Provisions	1
Total liabilities	80
The following table summarizes the consideration, the fair values of the identifiable assets acquired and the liabilities assumed at the time of the acquisition and the preliminary goodwill:

Millions of euros
Consideration	37
Intangible assets	11
Customer relationships	5
Other intangible assets	6
Property, plant and equipment	—
Other long term assets	16
Trade receivables	5
Other current assets	1
Loans	(1)
Trade payables	(5)
Deferred tax liabilities	(2)
Provisions	(16)
Fair value of net assets	9
Preliminary Goodwill	28
The following table presents the consideration, the fair value of the identifiable assets and the liabilities assumed at the acquisition date and the goodwill:

Millions of euros
Consideration	1,093
Intangible assets	539
Licenses	520
Customer relationships	19
Property, plant and equipment	29
Rights of use	105
Deferred tax assets	44
Trade receivables	74
Other assets	30
Cash and cash equivalents	13
Lease liabilities	(117)
Trade payables	(24)
Provisions	(221)
Other liabilities	(55)
Fair value of net assets	417
Goodwill	676
The following table presents the consideration, the fair value of assets and liabilities identified at the acquisition date and the final goodwill:

Millions of euros
Share purchase price	104
Payment obligations cancelled	91
Total	195
Intangible assets	24
Customer relationships	23
Other intangible assets	1
Property, plant and equipment	1
Rights of use	1
Accounts receivable	11
Other assets	1
Cash and cash equivalents	9
Lease liabilities	(2)
Accounts payable	(3)
Deferred tax liabilities	(6)
Other liabilities	(11)
Fair value of net assets	25
Goodwill (Note 7)	170

Millions of euros
Share purchase price	191
Payment obligations cancelled	162
Total	353
Intangible assets	73
Customer relationships	53
Other intangible assets	20
Property, plant and equipment	6
Right of use	5
Accounts receivable	19
Other assets	12
Cash and cash equivalents	17
Lease liabilities	(5)
Trade payables	(9)
Deferred tax liabilities	(20)
Current tax payables	(6)
Other liabilities	(21)
Fair value of net assets	71
Goodwill (Note 7)	282